UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2009
(UNAUDITED)

  Shares                                                               Value
  ------                                                               -----
            COMMON STOCKS                             87.6%
            MAJOR GOLD PRODUCERS                      40.3%
   225,000  AngloGold Ashanti Ltd. ADR                               $6,711,750
    75,000  Barrick Gold Corp.                                        2,265,000
    10,000  Freeport-McMoRan Copper & Gold, Inc.                        304,200
   270,000  Gold Fields Ltd. ADR                                      2,748,600
   500,050  Goldcorp, Inc.                                           14,461,446
   100,000  Harmony Gold Mining Co., Ltd. ADR*                        1,198,000
   430,680  Kinross Gold Corp.                                        6,796,130
   107,333  Lihir Gold Ltd.*                                            226,282
    32,200  Lihir Gold Ltd. ADR*                                        689,080
   116,500  Newmont Mining Corp.                                      4,849,895
                                                                   ------------
                                                                     40,250,383
                                                                   ------------
            INTERMEDIATE/MID-TIER GOLD PRODUCERS      30.1%
   161,860  Agnico-Eagle Mines Ltd.                                   8,070,340
   650,000  Centerra Gold, Inc.*                                      2,351,249
   430,000  Eldorado Gold Corp.*                                      3,547,500
   504,800  IAMGOLD Corp.                                             4,078,784
   500,000  OZ Minerals Ltd.                                            201,239
   140,000  Randgold Resources Ltd. ADR                               6,367,200
   634,750  Yamana Gold, Inc.                                         5,496,935
                                                                   ------------
                                                                     30,113,247
                                                                   ------------
            JUNIOR GOLD PRODUCERS                     7.2%
   250,000  Aurizon Mines Ltd.*                                         985,000
   400,000  Capstone Mining Corp.*                                      378,280
   291,200  Claude Resources, Inc.*                                     183,592
   150,000  Jaguar Mining, Inc.*                                        848,767
   281,011  Kingsgate Consolidated Ltd.*                                868,903
   300,000  Red Back Mining, Inc.*                                    1,855,938
   665,500  San Gold Corp.*                                             812,929
   283,333  Sino Gold Mining Ltd.*                                      950,296
   200,000  Western Goldfields, Inc.*                                   356,000
                                                                   ------------
                                                                      7,239,705
                                                                   ------------
            EXPLORATION AND DEVELOPMENT COMPANIES     4.3%
   375,000  Amazon Mining Holding PLC*                                   59,845
   187,500  Anatolia Minerals Development Ltd.*                         364,981
    58,200  Aquiline Resources, Inc.*                                   126,133
   400,000  Argentex Mining Corp.                                       140,000
   479,600  B2Gold Corp.*                                               245,677
   700,000  Brazauro Resources Corp.*                                   228,938
   126,707  DOT Resources Ltd.*                                           2,746
   500,000  Evolving Gold Corp.*                                        118,213

   215,600  Geologix Explorations, Inc.*                                $19,540
   829,500  Grayd Resource Corp.*                                       313,784
   250,000  Great Basin Gold Ltd.*                                      345,000
   100,000  Guyana Goldfields, Inc.*                                    227,756
   200,000  Keegan Resources, Inc.*                                     442,000
   300,000  MAG Silver Corp.*                                         1,390,180
   120,000  Pediment Exploration Ltd.*                                  101,190
   200,000  Radius Gold, Inc.*                                           14,186
   300,000  Sabina Silver Corp.*                                        137,127
   144,500  Sinchao Metals Corp.*                                        14,804
   192,307  Volta Resources, Inc.*                                       20,460
                                                                   ------------
                                                                      4,312,560
                                                                   ------------
            PRIMARY SILVER PRODUCERS                  1.9%
   225,000  Fortuna Silver Mines, Inc.*                                 184,412
    48,075  Pan American Silver Corp.*                                  692,280
   100,000  Silver Wheaton Corp.*                                       684,057
   359,997  Silverstone Resources Corp.*                                312,079
                                                                   ------------
                                                                      1,872,828
                                                                   ------------
            OTHER                                     3.8%
   206,812  Altius Minerals Corp.*                                    1,033,327
    14,800  Franco-Nevada Corp.                                         314,918
   229,200  International Royalty Corp.                                 382,933
    50,000  Royal Gold, Inc.                                          2,023,000
                                                                   ------------
                                                                      3,754,178
                                                                   ------------

            TOTAL COMMON STOCKS
            (Cost $38,932,130)                                       87,542,901
                                                                   ------------

            EXCHANGE TRADED FUNDS                     7.2%
    90,000  iShares Silver Trust*                                     1,159,200
    65,000  SPDR Gold Trust*                                          6,020,950
                                                                   ------------

            TOTAL EXCHANGE TRADED FUNDS
            (Cost $3,931,360)                                         7,180,150
                                                                   ------------

            WARRANTS                                  0.2%
   187,500  Amazon Mining Holding PLC*+#
              Exercise Price 1.55 CAD, Exp. 11/16/2009                       --
   200,000  Argentex Mining Corp.*+#
              Exercise Price $1.60, Exp. 9/19/2009                           --
   150,000  Golden Predator Mines, Inc.*+#
              Exercise Price 3.35 CAD, Exp. 8/15/2011                        --
   143,750  Majestic Gold Corp.*+#
              Exercise Price 0.60 CAD, Exp. 5/3/2009                         --
    60,000  Pediment Exploration Ltd.*+#
              Exercise Price 3.75 CAD, Exp. 11/16/2009                       --
   150,000  San Gold Corp.*+#
              Exercise Price 2.00 CAD, Exp. 5/28/2009                        --
   250,000  Silver Wheaton Corp.*
              Exercise Price 4.00 CAD, Exp. 8/5/2009                    179,289

   100,000  Yukon-Nevada Gold Corp.*
              Exercise Price 3.00 CAD, Exp. 6/20/2012              $      2,562
                                                                   ------------
            TOTAL WARRANTS
            (Cost $28,210)                                              181,851
                                                                   ------------
            SHORT-TERM INVESTMENT                     5.2%
$5,216,229  UMB Money Market Fiduciary, 0.05%                         5,216,229

            TOTAL SHORT-TERM INVESTMENT
            (Cost $5,216,229)                                         5,216,229
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $48,107,929)                        100.2%        100,121,131
            LIABILITIES LESS OTHER ASSETS             (0.2)%           (169,329)
                                                                   ------------
            TOTAL NET ASSETS                          100.0%       $ 99,951,802
                                                                   ============

ADR - American Depository Receipt.

PLC - Public Limited Company.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                      Percent of
                                                      Investment
Country                            Market Value       Securities
----------------------------------------------------------------
Australia                          $  2,020,438           2.0%
Canada                               60,386,461          60.3
Jersey                                6,367,200           6.4
New Guinea                              915,362           0.9
South Africa                         10,658,350          10.6
United Kingdom                           59,845           0.1
United States(1)                     19,713,475          19.7
                                   -----------------------------

Total                              $100,121,131         100.0%
                                   =============================

(1) Includes short-term securities.










                     See notes to Schedule of Investments.

NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 during fiscal 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

      o     Level 1 - quoted prices in active markets for identical securities
      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets:


Valuation Inputs                                Investment in Securities
------------------------------------------------------------------------
Level 1 - Quoted Prices                               $100,121,131

Level 2 - Other Significant Observable Inputs              --

Level 3 - Significant Unobservable Inputs                  --

Total                                                 $100,121,131

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At February 28, 2009, the fiscal years 2005 through 2009 remain open to examination in the Fund's major tax jurisdictions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

      At February 28, 2009, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

            Cost of investments                              $48,234,923
                                                             ===========
            Unrealized appreciation                          $57,012,850
            Unrealized depreciation                           (5,126,642)
                                                             -----------
            Net unrealized appreciation on investments       $51,886,208
                                                             ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ Gregory M. Orrell
    ---------------------
    Gregory M. Orrell
    President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregory M. Orrell
    ---------------------
        Gregory M. Orrell
        President

Date: April 20, 2009


By: /s/ Jacklyn Orrell
    ------------------
        Jacklyn Orrell
        Treasurer

Date: April 20, 2009